Segment Information - Summary of Geographic Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of geographical areas [line items]
Non-current assets	¥ 5,862,470	$ 827,437	¥ 4,761,433
People's Republic of China [member]
Disclosure of geographical areas [line items]
Non-current assets	5,764,591	813,622	4,665,990
Other countries [member]
Disclosure of geographical areas [line items]
Non-current assets	¥ 97,879	$ 13,815	¥ 95,443